Putnam
New York
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Because of their limited attractiveness to non-U.S. investors, municipal bonds did not experience the turbulence endured by taxable bonds in the wake of last fall's global flight to quality. Instead, for U.S. investors, municipals have provided unusually handsome current income both in real terms, thanks to low inflation, and relative to after-tax returns on taxable securities, especially for higher-bracket taxpayers.

In this prevailing environment, David Hamlin, who manages Putnam New York Tax Exempt Income Fund, has been focusing on generating maximum current income without undue risk to principal. He has done this primarily through careful selection of portfolio holdings and strategies aimed at risk reduction.

In the following report, Dave explains these strategies in detail as he reviews your fund's performance during the first half of fiscal 1999. Then he offers his current thinking about prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

David E. Hamlin

Rising interest rates are not good news for bond investors, but the impact of this news on the municipal bond market was somewhat deflected in the face of steady demand and shrinking supply. Recently, long-term Treasuries edged past 6.00% for the first time in more than a year. Long-term municipal bond yields have risen too, but not as dramatically, illustrating the resistance of the municipal market to a rise in interest rates. On June 2, 1999, the 30-year municipal bond yielded 5.375% -- 89.5% of the Treasury yield, which is clearly still an attractive ratio. In this uncertain rate environment, Putnam New York Tax Exempt Income Fund maintained a relatively stable share price while continuing to deliver an attractive level of income.

Total return for 6 months ended 5/31/99

        Class A             Class B             Class M
     NAV       POP       NAV      CDSC       NAV       POP
----------------------------------------------------------------
     0.23%    -4.52%    -0.21%   -5.05%      0.08%    -3.13%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* SUPPLY LOW; DEMAND REMAINS STRONG

This year's climbing interest rates continued to take their toll on new-issue volume as the national supply fell 40% compared with the spring of 1998. On the demand side, cash flow into municipal bonds has increased, a byproduct of a volatile stock market and investors' need to rebalance their portfolios. The ensuing supply/demand relationship is positive for the municipal bond market and should help support bond prices in a rising interest-rate environment.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation      22.3%

Education           21.2%

Utilities            9.3%

Health care          8.8%

Water and
sewer                7.2%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


As interest rates have moved up, we have been increasing maturities in the fund incrementally in order to lock in the higher rates. We cannot predict when interest rates will reach their peak, but we do believe that this is a good time to begin this process.

* FINDING BONDS TO INCREASE INCOME

We have already begun increasing maturities in the portfolio with our acquisition of New York State Dormitory Authority revenue bonds issued for the Presbyterian Hospital. These bonds were insured and carry the highest credit rating. Another insured purchase was Colgate University revenue bonds that mature in 2028. Since we believed that the fund's Puerto Rico holdings had become too expensive, we sold off some of these holdings in exchange for Guam Power Authority revenue bonds, which are also tax exempt in all the states. This power authority is investment grade (BBB) and is the only power supplier in Guam.

The economy's strength continues to provide solid underpinnings for the airline industry. We recently purchased the one and only issue of industrial development revenue bonds from British Airways (New York City Industrial Development Authority), which offered an exceptionally attractive yield. We also added bonds backed by the revenues of American Airlines, which offer an attractive yield until 2020.

As revenue bonds, all these holdings are self-funding with user fees paid by consumers serving as the source of the bonds' payments to investors. While these holdings and others were viewed favorably as of May 31, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A -- 15.9%

Baa/BBB -- 24.1%

Ba/BB and under -- 1.5%

VMIG1/A-1 -- 0.5%

Aaa/AAA -- 44.7%

Aa/AA -- 13.3%

Footnote reads:
* As a percentage of market value as of 5/31/99. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


"It is interesting that much of the city's and the state's revenues are directly linked to the direction of Wall Street's financial markets. If the financial markets are doing well, making money for investors and the brokerage houses, the tax coffers all around New York fill up very quickly."

-- David E. Hamlin, manager, Putnam New York Tax Exempt Income Fund


Concerns are gradually beginning to surface about the effects of Y2K and Medicare reform proposals on certain sectors of the municipal bond market. Such concerns are one reason why we have always considered security selection and credit analysis crucial as a fundamental investment strategy of each of our funds. In our view, opportunity comes from choosing bonds correctly, not from overall sector performance. Security and credit research becomes even more important when we invest in bonds that carry ratings below investment grade. These are the bonds that can add tremendously to a fund's income level, but they also mean greater credit risk and require meticulous research.

* WALL STREET PROFITS LINKED TO STATE AND CITY WELL-BEING

In general, the New York State and New York City economies have been extremely robust over the semiannual period. However, the strength of the state's economy also in part reflects national trends. In general, consumers are confident. The Federal Reserve Board successfully calmed the markets during last fall's financial crisis and the equity markets, though turbulent, continue to advance.


A closer look at municipal credit ratings

Rating agencies such as Moody's Investors Service and Standard & Poor's Corp. assign ratings to municipal issuers based on an in-depth analysis of the issuer's financial condition and management, economic and debt characteristics, and the specific revenue sources securing the bond. The highest ratings are Aaa (Moody's) and AAA (Standard & Poor's). Bonds rated in the Baa/BBB category or higher (A and Aa/AA) are considered to be investment grade. Securities in the Ba/BB group and below are considered to be below investment grade or high yield. If you look at "The fund's portfolio" in the back of this report, you will see ratings next to each issuer's name. The quality pie chart on page 3 summarizes this listing to give you a general sense of the portfolio's quality.

Sometimes smaller bonds are not rated because the cost of obtaining a rating is not justifiable. Unrated bonds can still offer attractive investment opportunities and may end up in your fund's portfolio; in such a case, Putnam's analysts perform their own ratings and the bonds are identified in the portfolio listing by a /P rating.


Mayor Rudolph Giuliani has done a superb job of keeping the city's fiscal house in order; by the end of May, the city had an unusually large $2 billion budget surplus. It is interesting that much of the city's and the state's revenues are directly linked to the direction of Wall Street's financial markets. If the financial markets are doing well, making money for investors and the brokerage houses, the tax coffers all around New York fill up quickly.

* INFLATION SLIGHTLY HIGHER, BUT STILL LOW

With indications that inflation may be starting to rise, the consumer price index is moving toward an annualized core inflation rate of approximately 2%. Since inflation in 1998 was practically nonexistent, a move to 2% may seem tremendous but is actually still well below what has been generally considered average (4%). Despite some signs of inflation, we still live in a strong economy in a deflationary world in which many prices are falling. Just look at online stock trading prices and the discounts available from online bookstores for evidence of deflation.

It is important to keep inflation in mind when determining what investors think constitutes a good rate of return. Simply put, a tax-free yield of 6% with 2% inflation is still a solid return, especially once the psychology of an advancing stock market begins to shift. When that happens, a steady 4% after-tax, after-inflation yield looks exceptional in addition to the benefit of substantially less volatility.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                        Class A            Class B            Class M
(inception dates)      (9/28/83)          (1/4/93)           (4/10/95)
                     NAV       POP      NAV      CDSC      NAV       POP
---------------------------------------------------------------------------
6 months             0.23%    -4.52%   -0.21%   -5.05%     0.08%    -3.13%
---------------------------------------------------------------------------
1 year               3.16     -1.75     2.48    -2.39      2.84     -0.47
---------------------------------------------------------------------------
5 years             32.88     26.54    28.62    26.62     30.57     26.28
Annual average       5.85      4.82     5.16     4.83      5.48      4.78
---------------------------------------------------------------------------
10 years            94.52     85.28    79.98    79.98     86.82     80.74
Annual average       6.88      6.36     6.05     6.05      6.45      6.10
---------------------------------------------------------------------------
Life of fund       276.86    258.92   232.04   232.04    251.79    240.38
Annual average       8.79      8.46     7.92     7.92      8.32      8.09
---------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                          Lehman Bros. Municipal           Consumer
                                Bond Index                price index
---------------------------------------------------------------------------
6 months                           0.80%                     1.34%
---------------------------------------------------------------------------
1 year                             4.67                      2.09
---------------------------------------------------------------------------
5 years                           41.51                     12.68
Annual average                     7.19                      2.42
---------------------------------------------------------------------------
10 years                         110.63                     34.25
Annual average                     7.74                      2.99
---------------------------------------------------------------------------
Life of fund                     289.26                     65.04
Annual average                     9.06                      3.25
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, which have been adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                                  Class A        Class B         Class M
------------------------------------------------------------------------------
Distributions (number)               6              6               6
------------------------------------------------------------------------------
Income                           $0.217400      $0.188018       $0.203918
------------------------------------------------------------------------------
Capital gains1
 Long-term                        0.036100       0.036100        0.036100
------------------------------------------------------------------------------
 Short-term                       0.047600       0.047600        0.047600
------------------------------------------------------------------------------
 Total                           $0.301100      $0.271718       $0.287618
------------------------------------------------------------------------------
Share value:                   NAV        POP       NAV       NAV        POP
------------------------------------------------------------------------------
11/30/98                       $9.05     $9.50     $9.04      $9.05     $9.35
------------------------------------------------------------------------------
5/31/99                         8.77      9.21      8.75       8.77      9.06
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2          4.92%     4.69%     4.27%      4.60%     4.45%
------------------------------------------------------------------------------
Taxable equivalent3(a)          8.75      8.33      7.59       8.18      7.92
------------------------------------------------------------------------------
Taxable equivalent3(b)          9.08      8.65      7.88       8.49      8.21
------------------------------------------------------------------------------
Current 30-day SEC yield4       4.05      3.86      3.44       3.74      3.62
------------------------------------------------------------------------------
Taxable equivalent3(a)          7.20      6.86      6.11       6.65      6.43
------------------------------------------------------------------------------
Taxable equivalent3(b)          7.47      7.12      6.34       6.90      6.68
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes (a) maximum 43.74% combined federal income tax, New York state personal income tax rate or (b) maximum 45.77% combined federal, New York state and New York City tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                       Class A           Class B            Class M
(inception dates)     (9/2/83)          (1/4/93)           (4/10/95)
                    NAV      POP      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------
6 months           -1.91%   -6.61%   -2.24%   -7.03%    -2.06%    -5.24%
-------------------------------------------------------------------------
1 year              0.98    -3.83     0.33    -4.44      0.68     -2.57
-------------------------------------------------------------------------
5 years            31.25    25.05    27.03    25.06     28.92     24.77
Annual average      5.59     4.57     4.90     4.57      5.21      4.53
-------------------------------------------------------------------------
10 years           88.20    79.25    74.17    74.17     80.73     74.87
Annual average      6.53     6.01     5.71     5.71      6.10      5.75
-------------------------------------------------------------------------
Life of fund      269.75   252.15   225.58   225.58    245.07    233.88
Annual average      8.62     8.28     7.75     7.75      8.14      7.92
-------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
May 31, 1999 (Unaudited)


KEY TO ABBREVIATIONS
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FRB             -- Floating Rate Bonds
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (99.4%) (a)
PRINCIPAL AMOUNT                                                                                RATING(RAT)          VALUE
Guam (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $    5,000,000  Guam, Pwr. Auth. Rev. Bonds, Ser. A,
                       5 1/8s, 10/1/29                                                          BBB         $    4,812,500

New York (94.3%)
--------------------------------------------------------------------------------------------------------------------------
            835,000  Chemung Cnty., Indl. Dev. Agcy. Civic Fac.
                       VRDN (Arnot Ogden Med. Ctr.), Ser. A,
                       3.05s, 3/1/19                                                            VMIG1              835,000
         13,750,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB,
                       7.85s, 12/1/24 (acquired 5/19/98,
                       cost $14,872,173) (RES)                                                  A-/P            15,039,063
            900,000  Long Island, Pwr. Auth. NY Elec. Syst. VRDN,
                       Ser. A, 3.5s, 5/1/33                                                     VMIG1              900,000
                     Metropolitan Trans. Auth. Rev. Bonds
          5,000,000    Ser. O, MBIA, 6 3/8s, 7/1/20                                             Aaa              5,575,000
         15,400,000    Ser. A, MBIA, 6 1/4s, 4/1/14                                             Aaa             17,729,250
         14,495,000    Ser. A, MBIA, 6 1/4s, 4/1/13                                             Aaa             16,596,775
          6,395,000    Ser. C, AMBAC, 5 5/8s, 7/1/27                                            AAA              6,618,825
          5,480,000  Metropolitan Trans. Auth. Fac. Rev. Bonds,
                       Ser. A, MBIA, 6s, 7/1/12                                                 Aaa              6,110,200
                     Metropolitan Trans. Auth. Svcs. Contract
                       Fac. Rev. Bonds
          3,750,000    (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                                    Baa1             4,321,800
          3,000,000    (Trans. Fac.), Ser. 6, 7s, 7/1/09                                        Aaa              3,247,500
         12,000,000    (Commuter Fac.), Ser. O, 5 3/4s, 7/1/13                                  Baa1            12,900,000
         20,820,000    (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                                    Baa1            22,381,500
         12,500,000    (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                                  Baa1            13,000,000
         24,345,000    (Trans. Fac), Ser. O, 5 1/2s, 7/1/17                                     Baa1            25,318,800
         10,275,000  Metropolitan, Trans. Auth. Rev. Bonds, Ser. A,
                       FSA, 5 1/4s, 4/1/13                                                      Aaa             10,531,875
          1,400,000  Monroe Cnty., Indl. Dev. Auth. VRDN
                       (Canal Ponds), Ser. D, 5 1/4s, 6/15/16                                   VMIG1            1,400,000
                     NY & NJ Port Auth. Rev. Bonds
          6,000,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             6,562,500
          1,000,000    Rev. Bonds, 6 3/4s, 10/1/11                                              BB/P             1,097,500
                     NY City, G.O. Bonds
         12,325,000    Ser. B, 8 1/4s, 6/1/05                                                   A3              14,759,188
         18,675,000    Ser. B, MBIA, 6 1/2s, 8/15/11                                            Aaa             21,663,000
         21,495,000    Ser. D, 6 1/2s, 11/1/10                                                  Aaa             24,826,725
          9,500,000    Ser. I, 6 1/4s, 4/15/27                                                  A3              10,366,875
         11,185,000    Ser. I, 6 1/4s, 4/15/27, Prerefunded                                     A3              12,583,125
             90,000    Ser. I, 6 1/4s, 4/15/17, Prerefunded                                     A-/P               101,250
          4,910,000    Ser. I, 6 1/4s, 4/15/17                                                  A3               5,376,450
         15,000,000    Ser. A, 6 1/4s, 8/1/08                                                   A3              16,743,750
         10,000,000    Ser. H, 6 1/8s, 8/1/25                                                   A3              10,850,000
          5,000,000    Ser. G, FSA, 5s, 8/1/15                                                  AAA              4,937,500
          2,200,000  NY City, Hsg. Dev. Corp. Mtge. VRDN
                       (Multi-Fam. James Twr. Dev.),
                       Ser. A, 3.55s, 7/1/05                                                    A-1+             2,200,000
                     NY City, Indl. Dev. Agcy. Rev. Bonds
         17,350,000    (Visy Paper Inc.), 7.95s, 1/1/28                                         B/P             19,258,500
          7,000,000    (Horace Mann School), MBIA, 5s, 7/1/28                                   Aaa              6,693,750
          9,000,000    (Horace Mann School), MBIA, 5s, 7/1/23                                   Aaa              8,673,750
                     NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
          6,500,000    (American Airlines, Inc.), 8s, 7/1/20                                    Baa1             6,451,250
         10,625,000    (American Airlines, Inc.), 6.9s, 8/1/24                                  Baa1            11,674,219
         14,465,000    (Terminal One Group Assn.), 6 1/8s, 1/1/24                               A               15,314,819
         18,250,000    (Terminal One Group Assn.), 6s, 1/1/19                                   A               19,276,563
          8,250,000    (British Airways), 5 1/4s, 12/1/32                                       A2               7,961,250
                     NY City, Indl. Dev. Agcy. VRDN
            100,000    (Columbia Grammar School), 3.45s, 6/30/14
                       (Chase Manhattan Bank (LOC))                                             A-1                100,000
          1,800,000    (American Civil Liberties), 3.35s, 6/1/12                                VMIG1            1,800,000
         10,750,000  NY City Muni. Assistance Corp. IFB,
                       Ser. 337B, 8.3s, 7/1/08 (acquired 3/19/98,
                       cost $13,344,611) (RES)                                                  AA/P            13,088,125
                     NY City Muni. Assistance Corp. Rev. Bonds
         14,455,000    6 1/4s, 7/1/08                                                           Aa2             16,298,013
         10,000,000    Ser. M, 5 1/2s, 7/1/07                                                   Aa2             10,750,000
         13,000,000  NY City, Muni. Wtr. & Swr. Fin. Auth. FRB,
                       10.854s, 6/15/11 (acquired 8/9/91,
                       cost $13,487,027) (RES) (SEG)                                            Aaa             19,467,500
                     NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
         12,000,000    Ser. B, MBIA, 5 1/2s, 6/15/27                                            Aaa             12,240,000
          7,200,000    Ser. A, MBIA, 5 1/2s, 6/15/23                                            Aaa              7,317,000
         33,500,000    Ser. A, 4 3/4s, 6/15/31                                                  Aaa             30,610,625
         17,500,000  NY City, Muni. Wtr. Fin. Auth. IFB, MBIA,
                       6.77s, 6/15/08                                                           Aaa             19,053,125
                     NY City, Transitional Fin. Auth. Rev. Bonds
         15,000,000    Ser. C, 5 1/2s, 5/1/25                                                   AA              15,281,250
          4,485,000    Ser. A, 5 1/4s, 11/15/12                                                 AA               4,619,550
         17,100,000    (Future Tax Secd.), Ser. A, 5s, 8/15/27                                  AA              16,287,750
                     NY State G.O. Bonds
         10,975,000    6 1/8s, 6/15/14                                                          A               11,976,469
          4,990,000    6 1/8s, 6/15/14, Prerefunded                                             A                5,513,950
                     NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                       (State U.), Ser. B
         48,000,000    MBIA, 5/15/09                                                            Aaa             30,240,000
         53,490,000    MBIA, 5/15/08                                                            Aaa             35,570,850
                     NY State Dorm. Auth. IFB
         13,000,000    (Cornell U.), 11.10s, 7/1/30
                       (acquired 8/9/91, cost $13,309,032) (RES)                                AA              14,481,090
         13,250,000    MBIA, 7.785s, 7/1/13
                       (acquired 10/22/97, cost $15,108,504) (RES)                              AAA/P           15,618,438
                     NY State Dorm. Auth. Rev. Bonds
          5,000,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                                         Baa1             5,481,250
          9,000,000    (State U. Edl. Fac.), Ser. A, 7 5/8s, 5/15/05                            AAA              9,541,530
         18,800,000    (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                                  Baa1            22,194,904
          4,000,000    (State U. Athletic Fac.), 7 1/4s, 7/1/21                                 Baa1             4,350,000
          8,950,000    (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17                       AAA              9,811,438
         13,200,000    (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11                            A3              14,437,500
          6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/27                                    Aaa              6,525,000
         20,000,000    (Mental Hlth. Svcs. Fac.), Ser. A, 5 3/4s, 8/15/22                       A3              21,050,000
          6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/20                                    Aaa              6,480,000
         45,385,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                          Baa1            48,164,831
         14,645,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13                          Baa1            15,743,375
         10,000,000    (Columbia U.), Ser. A, 5 3/4s, 7/1/10                                    Aaa             11,062,500
         10,930,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                            Aaa             11,960,590
         15,600,000    (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16                          Baa1            16,438,500
         16,055,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13                            A3              16,897,888
          3,000,000    (Westchester Cnty.), 5 1/4s, 8/1/18                                      Aa1              3,026,250
          7,500,000    (Columbia U.), 5s, 7/1/22                                                AAA              7,340,625
         13,750,000    (Colgate U.), MBIA, 4 3/4s, 7/1/28                                       Aaa             12,632,813
         23,250,000    (St. John's U.), MBIA, 4 3/4s, 7/1/28                                    Aaa             21,360,938
         10,000,000    (NY & Presbyterian Hosp.), AMBAC,
                       4 3/4s, 8/1/27                                                           Aaa              9,137,500
          6,000,000    (Mental Hlth. Svcs. Fac.), Ser. C, MBIA,
                       4 3/4s, 8/15/22                                                          AAA              5,557,500
          8,000,000  NY State Energy Research & Dev. Auth. Elec.
                       Fac. Rev. Bonds (LILCO), Ser. B, 5.3s, 11/1/23                           Baa3             8,000,000
          5,000,000  NY State Energy Research & Dev. Auth. Fac.
                       Rev. Bonds (Cons. Edison Co. of NY, Inc.),
                       Ser. A, 7 1/8s, 12/1/29                                                  A1               5,625,000
         10,000,000  NY State Energy Research & Dev. Auth. Gas
                       Fac. IFB (Brooklyn Union Gas Co.), Ser. B,
                       10.527s, 7/1/26                                                          A1              12,750,000
                     NY State Energy Research & Dev. Auth. Poll.
                       Control Rev. Bonds
         10,000,000    (Niagara Mohawk Pwr. Corp.), Ser. A, FGIC,
                       7.2s, 7/1/29                                                             Aaa             11,475,000
         12,500,000    6 5/8s, 10/1/13                                                          Aaa             13,406,250
         10,000,000    (Niagara Mohawk), Ser. A, AMBAC, 5.15s,
                       11/1/25                                                                  Aaa              9,800,000
          6,000,000    (Lilco Project), Ser. B, 5.15s, 3/1/16                                   A-               6,002,940
          9,460,000  NY State Energy Research & Dev. Auth.
                       Rev. Bonds, AMBAC, 6.1s, 8/15/20                                         Aaa             10,216,800
         10,675,000  NY State Env. Fac. Corp. IFB (PA 221),
                       8.282s, 6/15/11 (acquired 11/24/97,
                       cost $12,868,001) (RES)                                                  AAA/P           13,223,656
                     NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                       (State Wtr. Revolving Fund)
         10,000,000    8.7s, 6/15/12                                                            Aaa             12,300,000
          4,500,000    Ser. E, 6 7/8s, 6/15/10                                                  Aaa              4,860,000
                     NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                       (State Wtr. Revolving Fund)
         10,655,000    Ser. A, 7 1/2s, 6/15/12                                                  Aa2             11,251,041
            550,000    Ser. E, 6 7/8s, 6/15/10                                                  Aaa                589,188
          6,870,000    Ser. B, 6.65s, 9/15/13                                                   Aaa              7,505,475
          5,265,000    Ser. A, 6.55s, 9/15/10                                                   Aaa              5,725,688
                     NY State Hsg. Fin. Agcy. Rev. Bonds
          4,790,000    8s, 11/1/08                                                              BBB+             5,125,300
         23,310,000    8s, 11/1/08, Prerefunded                                                 Aaa             25,203,938
          9,440,000    (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                       FHA Insd., 7s, 8/15/22                                                   Aa1             10,159,800
          7,500,000  NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                       Rev. Bonds, Ser. C, 7.3s, 3/15/21                                        Aaa              8,212,500
          2,000,000  NY State Hsg. Fin. Agcy. VRDN (Normadie Court I),
                       3.5s, 5/15/15                                                            VMIG1            2,000,000
                     NY State Local Govt. Assistance Corp. Rev. Bonds
         11,900,000    Ser. A, 6 1/2s, 4/1/20                                                   Aaa             12,703,250
         12,510,000    Ser. E, 6s, 4/1/14                                                       A+              13,782,893
          6,000,000    Ser. E, AMBAC, 6s, 4/1/14                                                Aaa              6,629,460
          1,900,000  NY State Local Govt. Assistance Corp. VRDN,
                       Ser. E, 3.6s, 4/1/25                                                     VMIG1            1,900,000
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            700,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. B,
                       FHA Insd., 8s, 2/15/28                                                   AAA                715,568
         11,625,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s,
                       8/15/20 Prerefunded                                                      Aaa             12,453,281
          2,125,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20                       A3               2,252,500
          3,750,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                         A3               3,849,938
         22,525,000    (Presbyterian Hosp.), Ser. A, FHA Insd.,
                       7.7s, 2/15/25                                                            Aaa             24,073,594
         24,775,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21                       Aaa             26,787,969
         18,500,000    (St. Luke's Hosp.), Ser. B, FHA Insd.,
                       7.45s, 2/15/29                                                           Aaa             19,396,510
          6,625,000    (Methodist Hosp. & Nursing Home),
                       Ser. A, FHA Insd., 6.7s, 8/15/23                                         AA               7,295,781
         12,325,000    Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                                Aaa             13,927,250
          6,700,000  NY State Mtge. Agcy. Rev. Bonds
                       (Homeowner Mtge.), Ser. 50, 6 5/8s, 4/1/25                               Aa2              7,076,875
          4,250,000  NY State Muni. Bond Bk. Agcy. Special Program
                       Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11                          AAA              4,600,625
                     NY State Pwr. Auth. Rev. Bonds
          8,400,000    Ser. Y, 6 3/4s, 1/1/18                                                   Aa2              8,946,000
         10,000,000    Ser. A, 5 1/2s, 2/15/06                                                  Aa3             10,687,500
          5,000,000  NY State Thruway Auth. Rev. Bonds, 6s, 4/1/12                              Baa1             5,393,750
                     NY State Thruway Auth. Svcs. Contract Rev. Bonds
         13,300,000    (Local Hwy. & Bridge), 7 1/4s, 1/1/10                                    Baa1            14,264,250
         16,385,000    6.45s, 4/1/15                                                            Baa1            18,412,644
         23,500,000    (Hwy. & Brdg.), 6s, 4/1/11                                               Baa1            25,526,875
                     NY State Urban Dev. Corp. Rev. Bonds
          8,000,000    9.1s, 1/1/11 (acquired 9/1/98,
                       cost $10,711,811) (RES)                                                  Aaa             10,380,000
          9,000,000    (Onondaga Cnty. Convention), 7 7/8s, 1/1/20                              Aaa              9,742,500
         33,250,000    (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18                              Aaa             35,785,313
                     NY State Urban Dev. Corp. Rev. Bonds
          6,920,000    (Correctional Fac.), Ser. A, 6 1/2s, 1/1/10                              Baa1             7,828,250
          5,250,000    (State Fac.), 5 3/4s, 4/1/12                                             Baa1             5,617,500
          5,830,000    (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                                Baa1             6,157,938
         11,225,000    (State Fac.), 5.7s, 4/1/10                                               Baa1            11,982,688
         19,100,000    5.6s, 4/1/15                                                             Baa1            20,102,750
          7,710,000    (Correctional Fac), Ser. A, 5 1/2s, 1/1/09                               Baa1             8,143,688
          8,600,000  Port Auth. NY & NJ Cons. Rev. IFB, 9.507s,
                       8/1/26 (acquired 8/29/91, cost $8,669,307) (RES)                         AA-              9,675,000
                     Triborough Bridge & Tunnel Auth. Gen. Purpose
                       Rev. Bonds
         38,750,000    (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                                Baa1            44,981,765
          7,000,000    Ser. A, 6 1/2s, 1/1/09 (acquired 9/23/96,
                       cost $7,575,445) (RES)                                                   Aa3              8,050,000
         17,700,000    Ser. Y, 6s, 1/1/12                                                       Aa3             19,735,146
          9,915,000    Ser. A, 6s, 1/1/10                                                       Aa3             10,993,256
                     Triborough Bridge & Tunnel Auth. Rev. Bonds
         11,100,000    6.95s, 1/1/12                                                            Aa3             12,723,375
         18,850,000    Ser. X, MBIA, 6 5/8s, 1/1/12                                             Aa3             22,072,408
         14,000,000    (Convention Ctr.), Ser. E, 6s, 1/1/11                                    Baa1            15,522,500
         18,000,000  Triborough Bridge & Tunnel Auth. Special
                       Oblig. IFB, 8.662s, 1/1/12 (acquired 7/10/92,
                       cost $18,112,814) (RES)                                                  Aaa             20,362,500
                                                                                                            --------------
                                                                                                             1,653,351,885

Puerto Rico (5.4%)
--------------------------------------------------------------------------------------------------------------------------
                     Cmnwlth. of PR, G.O. Bonds
         15,750,000    MBIA, 6 1/2s, 7/1/23                                                     Aaa             17,738,438
          3,915,000    6 1/2s, 7/1/13                                                           A                4,580,550
         11,110,000    6 1/2s, 7/1/12                                                           A               13,040,363
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          3,000,000    Ser. V, 6 5/8s, 7/1/12                                                   A                3,251,250
          7,000,000    Ser. Z, FSA, 6 1/4s, 7/1/16                                              Aaa              8,076,250
         10,000,000  PR Elec. Pwr. Auth. IFB, MBIA, 10.51s, 7/1/07
                       (acquired 10/30/97, cost $13,324,878) (RES)                              AAA/P           13,625,000
                     PR Elec. Pwr. Auth. Rev. Bonds
         10,315,000    Ser. R, 6 1/4s, 7/1/17                                                   Baa1            11,165,986
          9,000,000    Ser. BB, MBIA, 6s, 7/1/11                                                AAA             10,091,250
         11,350,000  PR Tel. Auth. IFB, 8.5s, 1/1/20 (acquired 9/25/92,
                       cost $10,981,125) (RES)                                                  A+              12,740,375
                                                                                                            --------------
                                                                                                                94,309,462
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,643,332,435) (b)                                            $1,752,473,847
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,762,761,989.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      May 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,644,668,384, resulting in gross unrealized appreciation and depreciation of $1,688,119,585 and $1,580,314,122, respectively, or net unrealized appreciation of $107,805,463.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1999 was $165,750,747 or 9.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1999.

      The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, FRB's and VRDN's are the current interest rates at May 31, 1999.

      The fund had the following industry group concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):

           Transportation     22.3%
           Education          21.2

      The fund had the following insurance concentration greater than 10% at May 31, 1999 (as a percentage of net assets):

           MBIA               18.1%


-------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1999 (Unaudited)

                                     Aggregate Face    Expiration   Unrealized
                         Total Value      Value           Date     Appreciation
-------------------------------------------------------------------------------
Municipal Bond Index
(Long)                  $64,033,593   $64,855,435        June-99      $821,842
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,643,332,435) (Note 1)                                        $1,752,473,847
-----------------------------------------------------------------------------------------------
Cash                                                                                    845,279
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       31,972,625
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,185,967
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,600,000
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,788,077,718

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            180,469
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 3,635,607
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     15,411,423
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,853,921
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,252,949
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              183,817
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            26,863
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,140
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  685,624
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   81,916
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    25,315,729
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,762,761,989

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,676,983,406
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,920,511
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                (26,105,182)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          109,963,254
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,762,761,989

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,537,087,690 divided by 175,349,628 shares)                                            $8.77
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.77)*                                    $9.21
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($223,358,362 divided by 25,526,036 shares)+                                              $8.75
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,315,937 divided by 264,124 shares)                                                    $8.77
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.77)**                                   $9.06
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Tax exempt interest income:                                                         $51,468,645
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,500,988
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,022,684
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        10,747
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,149
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,582,861
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   969,860
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     5,788
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  28,376
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 44,047
-----------------------------------------------------------------------------------------------
Legal                                                                                    35,579
-----------------------------------------------------------------------------------------------
Postage                                                                                  48,895
-----------------------------------------------------------------------------------------------
Other                                                                                   163,535
-----------------------------------------------------------------------------------------------
Total expenses                                                                        8,422,584
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (81,469)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          8,341,115
-----------------------------------------------------------------------------------------------
Net investment income                                                                43,127,530
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,880,832
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,184,318
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                 (45,115,756)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (41,050,606)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $ 2,076,924
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                         May 31     November 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   43,127,530  $   89,692,508
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      4,065,150       7,267,372
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (45,115,756)     22,295,841
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  2,076,924     119,255,721
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (38,633,265)    (80,596,474)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,816,504)     (9,492,244)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (53,086)        (99,145)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (14,917,570)    (19,600,027)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,141,288)     (2,600,474)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (22,120)        (21,285)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                   (32,290,478)   (108,670,874)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (90,797,387)   (101,824,802)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,853,559,376   1,955,384,178
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,920,511 and $2,295,836 respectively)                                $1,762,761,989  $1,853,559,376
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                          May 31
operating performance           (Unaudited)                                 Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.05            $9.02            $8.91            $8.97            $8.05            $9.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22              .43              .46              .48              .49              .53
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.20)             .13              .12             (.06)             .92            (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.02)             .56              .58              .42             1.41             (.71)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.43)            (.47)            (.48)            (.49)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.10)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.30)            (.53)            (.47)            (.48)            (.49)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.77            $9.05            $9.02            $8.91            $8.97            $8.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               .23*            6.47             6.69             4.92            17.95            (8.02)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,537,088       $1,620,108       $1,725,773       $1,873,649       $2,013,022       $1,901,901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .42*             .83              .79              .81              .78              .75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.41*            4.79             5.19             5.47             5.63             5.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              5.63*           31.55            81.95            59.60            73.85            47.56
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                          May 31
operating performance           (Unaudited)                                   Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.04            $9.00            $8.90            $8.95            $8.02            $9.37
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .19              .37              .40              .42              .43              .46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.21)             .14              .11             (.05)             .93            (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.02)             .51              .51              .37             1.36             (.78)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.37)            (.41)            (.42)            (.43)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.10)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.27)            (.47)            (.41)            (.42)            (.43)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.75            $9.04            $9.00            $8.90            $8.95            $8.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (.21)*           5.91             5.89             4.35            17.26            (8.75)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $223,358         $231,057         $227,747         $227,405         $215,614         $173,213
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .74*            1.48             1.44             1.46             1.43             1.39
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.09*            4.12             4.53             4.81             4.95             5.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              5.63*           31.55            81.95            59.60            73.85            47.56
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                           May 31                                                          Apr. 10, 1995+
operating performance                            (Unaudited)                  Year ended November 30                  to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.05            $9.02            $8.91            $8.97            $8.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .20              .41              .43              .45              .26(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.20)             .13              .12             (.06)             .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  --              .54              .55              .39              .47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.20)            (.41)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.08)            (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)            (.51)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.77            $9.05            $9.02            $8.91            $8.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                .08*            6.15             6.37             4.59             5.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $2,316           $2,394           $1,865           $1,266             $588
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .57*            1.13             1.09             1.11              .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.26*            4.47             4.87             5.17             3.30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               5.63*           31.55            81.95            59.60            73.85
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Fund, ("the fund"), registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on original issue discounts, are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion, 0.330% thereafter. On June 4, 1999, the Trustees approved a management fee schedule to become effective on July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $81,469 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $38,623 and $233 from the sale of class A and class M shares, respectively and $169,507 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,589 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $101,038,088 and $136,607,029, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,249,144       $ 29,036,508
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,609,997         32,222,775
-----------------------------------------------------------------------------
                                                 6,859,141         61,259,283

Shares
repurchased                                    (10,435,782)       (93,185,476)
-----------------------------------------------------------------------------
Net decrease                                    (3,576,641)      $(31,926,193)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,075,882      $  54,846,447
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,620,568         59,746,462
-----------------------------------------------------------------------------
                                                12,696,450        114,592,909

Shares
repurchased                                    (25,093,936)      (226,291,535)
-----------------------------------------------------------------------------
Net decrease                                   (12,397,486)     $(111,698,626)
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,555,079        $13,876,443
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      522,198          4,652,441
-----------------------------------------------------------------------------
                                                 2,077,277         18,528,884

Shares
repurchased                                     (2,119,966)       (18,890,068)
-----------------------------------------------------------------------------
Net decrease                                       (42,689)       $  (361,184)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,362,245        $30,305,679
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      905,213          8,153,712
-----------------------------------------------------------------------------
                                                 4,267,458         38,459,391

Shares
repurchased                                     (3,996,392)       (35,954,621)
-----------------------------------------------------------------------------
Net increase                                       271,066        $ 2,504,770
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         25,703           $228,749
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        6,701             59,848
-----------------------------------------------------------------------------
                                                    32,404            288,597

Shares
repurchased                                        (32,651)          (291,698)
-----------------------------------------------------------------------------
Net decrease                                          (247)          $ (3,101)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         70,227           $636,484
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,577            113,496
-----------------------------------------------------------------------------
                                                    82,804            749,980

Shares
repurchased                                        (25,163)          (226,998)
-----------------------------------------------------------------------------
Net increase                                        57,641           $522,982
-----------------------------------------------------------------------------



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com

SA051-53216 030/345/681/ 7/99